AB Active ETFs, Inc.

AB US High Dividend ETF

Portfolio of Investments

August 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Information Technology – 26.1%
Communications Equipment – 1.2%
Cisco Systems, Inc.	3,773	$190,688

IT Services – 1.0%
International Business Machines Corp.	726	146,746

Semiconductors & Semiconductor Equipment – 8.6%
Broadcom, Inc.	712	115,928
NVIDIA Corp.	8,631	1,030,283
QUALCOMM, Inc.	1,088	190,726

		1,336,937

Software – 6.6%
Microsoft Corp.	2,333	973,188
Oracle Corp.	371	52,418

		1,025,606

Technology Hardware, Storage & Peripherals – 8.7%
Apple, Inc.	4,825	1,104,925
Hewlett Packard Enterprise Co.	6,468	125,285
HP, Inc.	3,571	129,199

		1,359,409

		4,059,386

Financials – 18.1%
Banks – 6.3%
Bank OZK	1,823	79,027
Citigroup, Inc.	2,624	164,367
Citizens Financial Group, Inc.	1,982	85,325
Columbia Banking System, Inc.	3,149	79,292
JPMorgan Chase & Co.	370	83,176
KeyCorp	5,867	100,091
New York Community Bancorp, Inc.	2,295	24,878
Regions Financial Corp.	3,718	87,076
TFS Financial Corp.	5,800	78,764
Wells Fargo & Co.	3,339	195,231

		977,227

Capital Markets – 4.4%
Franklin Resources, Inc.	6,174	124,962
Janus Henderson Group PLC	3,347	125,881
Morgan Stanley	1,306	135,315
State Street Corp.	1,254	109,223
T. Rowe Price Group, Inc.	1,216	128,945
Virtu Financial, Inc. - Class A	2,022	62,095

		686,421

Consumer Finance – 0.8%
OneMain Holdings, Inc.	2,547	125,847

Financial Services – 3.0%
Berkshire Hathaway, Inc. - Class B(a)	314	149,439
MGIC Investment Corp.	4,974	126,489
UWM Holdings Corp.	5,734	53,900
Visa, Inc. - Class A	52	14,371

Company	Shares	U.S. $ Value

Western Union Co. (The)	10,356	$126,343

		470,542

Insurance – 1.6%
Lincoln National Corp.	3,881	124,580
Unum Group	2,257	125,241

		249,821

Mortgage Real Estate Investment Trusts (REITs) – 2.0%
AGNC Investment Corp.	12,065	123,184
Annaly Capital Management, Inc.	6,185	124,689
Rithm Capital Corp.	5,169	61,718

		309,591

		2,819,449

Health Care – 10.1%
Biotechnology – 2.5%
AbbVie, Inc.	899	176,483
Amgen, Inc.	363	121,180
Gilead Sciences, Inc.	1,239	97,881

		395,544

Health Care Providers & Services – 0.3%
UnitedHealth Group, Inc.	86	50,757

Pharmaceuticals – 7.3%
Bristol-Myers Squibb Co.	3,247	162,188
Eli Lilly & Co.	389	373,448
Johnson & Johnson	34	5,639
Merck & Co., Inc.	1,912	226,477
Organon & Co.	5,464	122,120
Perrigo Co. PLC	2,164	62,972
Pfizer, Inc.	6,201	179,891

		1,132,735

		1,579,036

Communication Services – 7.7%
Diversified Telecommunication Services – 2.3%
AT&T, Inc.	8,781	174,742
Verizon Communications, Inc.	4,381	183,038

		357,780

Entertainment – 0.4%
Netflix, Inc.(a)	93	65,226

Interactive Media & Services – 5.0%
Alphabet, Inc. - Class A	1,911	312,219
Alphabet, Inc. - Class C	1,042	172,045
Meta Platforms, Inc. - Class A	547	285,156

		769,420

		1,192,426

Consumer Staples – 7.3%
Beverages – 2.1%
Coca-Cola Co. (The)	3,012	218,280

Company	Shares	U.S. $ Value

PepsiCo, Inc.	620	$107,185

		325,465

Consumer Staples Distribution & Retail – 0.8%
Walgreens Boots Alliance, Inc.	13,097	121,148

Food Products – 2.0%
Flowers Foods, Inc.	5,453	126,728
Ingredion, Inc.	470	63,126
Tyson Foods, Inc. - Class A	2,028	130,420

		320,274

Household Products – 0.2%
Kimberly-Clark Corp.	138	19,963
Procter & Gamble Co. (The)	54	9,263

		29,226

Tobacco – 2.2%
Altria Group, Inc.	2,908	156,363
Philip Morris International, Inc.	1,520	187,401

		343,764

		1,139,877

Utilities – 6.6%
Electric Utilities – 1.7%
Exelon Corp.	3,613	137,619
Pinnacle West Capital Corp.	1,476	129,180

		266,799

Gas Utilities – 1.6%
National Fuel Gas Co.	2,098	125,376
UGI Corp.	5,020	125,048

		250,424

Independent Power and Renewable Electricity Producers – 1.6%
AES Corp. (The)	6,886	117,957
Clearway Energy, Inc. - Class A	4,636	124,569

		242,526

Multi-Utilities – 1.7%
CenterPoint Energy, Inc.	4,751	129,702
DTE Energy Co.	1,071	133,897

		263,599

		1,023,348

Real Estate – 6.4%
Diversified REITs – 0.8%
WP Carey, Inc.	2,060	123,641

Health Care REITs – 1.1%
Medical Properties Trust, Inc.	8,716	39,222
Omega Healthcare Investors, Inc.	3,171	125,381

		164,603

Company	Shares	U.S. $ Value

Hotel & Resort REITs – 0.4%
Park Hotels & Resorts, Inc.	4,140	$63,259

Office REITs – 0.8%
Highwoods Properties, Inc.	1,938	62,442
Kilroy Realty Corp.	1,702	61,732

		124,174

Retail REITs – 0.8%
Brixmor Property Group, Inc.	4,515	123,666
NNN REIT, Inc.	102	4,793

		128,459

Specialized REITs – 2.5%
EPR Properties	2,622	124,466
Gaming and Leisure Properties, Inc.	2,432	126,513
VICI Properties, Inc.	4,100	137,268

		388,247

		992,383

Energy – 5.9%
Oil, Gas & Consumable Fuels – 5.9%
Antero Midstream Corp.	8,415	125,131
Chevron Corp.	1,306	193,223
Chord Energy Corp.	829	123,049
Civitas Resources, Inc.	2,013	123,457
Devon Energy Corp.	2,977	133,310
Diamondback Energy, Inc.	692	135,016
Exxon Mobil Corp.	412	48,591
Permian Resources Corp.	2,654	37,793

		919,570

Consumer Discretionary – 5.1%
Automobiles – 0.5%
Tesla, Inc.(a)	363	77,722

Broadline Retail – 3.3%
Amazon.com, Inc.(a)	2,529	451,427
Kohl’s Corp.	3,123	60,555

		511,982

Hotels, Restaurants & Leisure – 0.4%
Wendy’s Co. (The)	3,674	62,164

Specialty Retail – 0.9%
Best Buy Co., Inc.	1,423	142,869

		794,737

Industrials – 3.3%
Air Freight & Logistics – 1.0%
United Parcel Service, Inc. - Class B	1,204	154,774

Industrial Conglomerates – 0.3%
Honeywell International, Inc.	222	46,156

Machinery – 0.8%
Snap-on, Inc.	462	131,088

Company	Shares	U.S. $ Value

Professional Services – 1.2%
ManpowerGroup, Inc.	851	$62,906
Robert Half, Inc.	1,942	121,705

		184,611

		516,629

Materials – 2.8%
Chemicals – 1.6%
Huntsman Corp.	5,651	124,605
LyondellBasell Industries NV - Class A	1,347	132,949

		257,554

Containers & Packaging – 1.2%
Amcor PLC	11,620	132,933
Sonoco Products Co.	848	47,971

		180,904

		438,458

Total Common Stocks (cost $13,404,231)		15,475,299

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(b) (c) (d) (cost $61,885)	61,885	61,885

Total Investments – 99.8% (cost $13,466,116)(e)		15,537,184
Other assets less liabilities – 0.2%		28,163

Net Assets – 100.0%		$15,565,347

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,196,333 and gross unrealized depreciation of investments was $(125,265), resulting in net unrealized appreciation of $2,071,068.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US High Dividend ETF

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$15,475,299	$—	$—	$15,475,299
Short-Term Investments	61,885	—	—	61,885

Total Investments in Securities	15,537,184	—	—	15,537,184
Other Financial Instruments(b)	—	—	—	—

Total	$15,537,184	$—	$—	$15,537,184

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$28	$364	$330	$62	$1